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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-06590
Invesco Insured Municipal Income Trust

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices)     (Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 07/31/10

TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
EXHIBIT INDEX
Item 1. Schedule of Investments.

Invesco Insured Municipal Income Trust
Quarterly Schedule of Portfolio Holdings July 31, 2010

invesco.com/us           MS-CE-IMINC-QTR-1 07/10            Invesco Advisers, Inc.

Schedule of Investments
July 31, 2010 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations (147.8%)
Arizona (1.6%)
Glendale Industrial Development Authority, Midwestern University, Ser 2010	5.00%	05/15/35	$450	$448,700
Glendale Industrial Development Authority, Midwestern University, Ser 2010	5.125	05/15/40	450	452,200
State of Arizona, Ser 2008 A (COP) (AGM Insd) (a)	5.00	09/01/26	1,495	1,558,627
University of Arizona, Ser 2003 B (COP) (AMBAC Insd) (a)	5.00	06/01/23	2,500	2,598,025

				5,057,552

California (35.3%)
Alameda County Joint Powers Authority, Ser 2008 (AGM Insd) (a)	5.00	12/01/24	1,475	1,553,042
Alhambra Unified School District, Ser 2009 B (AGC Insd) (a)(b)	0.00	08/01/35	1,655	348,427
Alvord Unified School District, Election of 2007 Ser 2007 A (AGM Insd) (a)	5.00	08/01/27	1,160	1,224,136
Anaheim Public Financing Authority, Electric Ser 2007-A (NATL-RE Insd) (a)(c)	4.50	10/01/37	20,000	19,184,600
Beverly Hills Unified School District, Election of 2008 Ser 2009 (b)	0.00	08/01/26	1,170	536,667
Beverly Hills Unified School District, Election of 2008 Ser 2009 (b)	0.00	08/01/31	2,275	761,420
California Health Facilities Financing Authority, Scripps Memorial Hospital Ser 2010 A	5.00	11/15/36	2,150	2,162,556
California Infrastructure & Economic Development Bank, Bay Area Toll Bridges Seismic Retrofit 1st Lien Ser 2003 A (AMBAC Insd) (ETM) (a)(c)	5.00	07/01/36	10,000	12,126,900
California Infrastructure & Economic Development Bank, Bay Area Toll Bridges Seismic Retrofit 1st Lien Ser 2003 A (FGIC Insd) (ETM) (a)(d)	5.00	01/01/28	4,500	5,457,060
California State Department of Water Resources, Power Supply Ser 2008 H (AGM Insd) (a)	5.00	05/01/22	3,050	3,374,062
City & County of San Francisco, City Buildings Ser 2007 A (COP) (NATL-RE & FGIC Insd) (a)	4.50	09/01/37	3,000	2,806,050
City of Irvine, Limited Obligation Ser 85-7 A (AGM Insd) (a)(e)(f)	0.30	09/02/32	300	300,000
City of Long Beach, Ser 1998 A (AMT) (NATL-RE & FGIC Insd) (a)	6.00	05/15/18	9,000	10,661,130
City of Los Angeles, Ser 2004 A (NATL-RE Insd) (a)	5.00	09/01/24	3,000	3,236,820
Clovis Unified School District, Election of 2004 Ser A (NATL-RE & FGIC Insd) (a)(b)	0.00	08/01/29	585	194,846
El Segundo Unified School District, Election of 2008 Ser 2009 A (b)	0.00	08/01/31	3,065	871,196
Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2005 A (FGIC Insd) (a)	5.00	06/01/38	6,000	5,598,780
Los Angeles Department of Water & Power, 2004 Ser C (NATL-RE Insd) (a)(c)	5.00	07/01/25	5,000	5,292,050
Menifee Union School District, Election of 2008 Ser 2009 C (AGC Insd) (a)(b)	0.00	08/01/34	1,665	384,532
Moreland School District, Ser 2014 C (AMBAC Insd) (a)(b)	0.00	08/01/29	1,845	565,363
Oak Grove School District, Election 2008 Ser A (b)	0.00	08/01/28	1,320	460,165
Oxnard Financing Authority, Water & Power, Water 2004 Ser C (XLCA Insd) (a)	5.00	06/01/28	4,000	4,076,560
Patterson Joint Unified School District, Election of 2008 Ser 2009 B (AGM Insd) (a)(b)	0.00	08/01/34	3,825	835,380
Patterson Joint Unified School District, Election of 2008 Ser 2009 B (AGM Insd) (a)(b)	0.00	08/01/35	4,120	834,382
Patterson Joint Unified School District, Election of 2008 Ser 2009 B (AGM Insd) (a)(b)	0.00	08/01/36	300	56,568
Port of Oakland, Ser 2002 L (AMT) (NATL-RE & FGIC Insd) (a)(d)	5.00	11/01/12	110	121,286
Port of Oakland, Ser 2002 L (AMT) (NATL-RE & FGIC Insd) (a)	5.00	11/01/21	890	900,173
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
1          Invesco Insured Municipal Income Trust

Schedule of Investments
July 31, 2010 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Poway Unified School District, School Facilities Improvement District No. 07-1, 2008 Election Ser A (b)	0.00%	08/01/28	$3,925	$1,394,867
Poway Unified School District, School Facilities Improvement District No. 07-1, 2008 Election Ser A (b)	0.00	08/01/31	4,245	1,236,484
Sacramento Regional County Sanitation District, Ser 2006 (NATL-RE & FGIC Insd) (a)	5.00	12/01/36	3,000	3,076,050
San Diego County Water Authority, Ser 2002 A (COP) (NATL-RE Insd) (a)	5.00	05/01/27	5,000	5,216,200
San Diego County Water Authority, Ser 2004 A (COP) (AGM Insd) (a)(c)	5.00	05/01/29	5,000	5,174,750
University of California, Ser 2003 B (AMBAC Insd) (a)	5.00	05/15/22	2,000	2,156,400
University of California, Ser 2007-J (AGM Insd) (a)(c)	4.50	05/15/31	3,310	3,332,475
University of California, Ser 2007-J (AGM Insd) (a)(c)	4.50	05/15/35	2,690	2,640,558
William S. Hart Union High School District, Ser 2009 A (b)	0.00	08/01/33	11,350	2,658,851

				110,810,786

Colorado (2.0%)
Arkansas River Power Authority, Power Ser 2006 (XLCA Insd) (a)	5.25	10/01/40	4,000	3,687,960
Denver Convention Center Hotel Authority, Refg Ser 2006 (XLCA Insd) (a)	5.00	12/01/30	3,000	2,702,100

				6,390,060

Connecticut (0.5%)
Connecticut State Health & Educational Facility Authority, Quinnipiac University Issue Ser 2007 K-2 (NATL-RE Insd) (a)	5.00	07/01/25	1,525	1,607,991

District of Columbia (4.0%)
District of Columbia, American Association for the Advancement of Science Ser 1997 (AMBAC Insd) (a)	5.125	01/01/27	2,080	2,080,541
District of Columbia, Income Tax, Ser 2009 A (c)	5.25	12/01/27	2,540	2,860,040
District of Columbia, Ser 2008 E (BHAC Insd) (a)(c)	5.00	06/01/26	1,000	1,075,710
District of Columbia, Ser 2008 E (BHAC Insd) (a)(c)	5.00	06/01/27	1,000	1,067,340
District of Columbia, Ser 2008 E (BHAC Insd) (a)(c)	5.00	06/01/28	2,000	2,119,480
District of Columbia Ballpark, Ser 2006 B-1 (NATL-RE & FGIC Insd) (a)	5.00	02/01/31	2,000	2,000,940
District of Columbia Water & Sewer Authority, Refg Sub-Lien Ser 2008 A (AGC Insd) (a)	5.00	10/01/28	1,350	1,445,162

				12,649,212

Florida (11.6%)
Citizens Property Insurance Corp., High Risk Ser A-1	5.00	06/01/14	2,600	2,763,904
City of Port St Lucie, Utility System Refg Ser 2009 (AGC Insd) (a)	5.00	09/01/29	1,000	1,027,400
County of Miami-Dade, Building Better Communities Program Ser 2009 B-1	6.00	07/01/38	1,000	1,119,810
County of Miami-Dade, Water & Sewer (AGM Insd) (a)	5.00	10/01/39	2,000	2,063,460
Miami-Dade County School Board, Ser 2003 D (COP) (NATL-RE & FGIC Insd) (a)	5.00	08/01/29	15,000	15,024,750
Mid-Bay Bridge Authority, Refg Ser 2008 A (AGC Insd) (a)	5.00	10/01/27	1,550	1,584,317
Orange County School Board, Ser 2002 A (COP) (AMBAC Insd) (a)	5.25	08/01/14	3,000	3,233,670
Palm Beach County Solid Waste Authority, Ser 2009 (BHAC Insd) (a)	5.50	10/01/23	1,500	1,734,135
Tampa Bay Water Utility System Revenue, Ser 2001 A (NATL-RE & FGIC Insd) (a)	5.00	10/01/28	5,000	5,059,450
Tampa Sports Authority, Sales Tax Refg Ser 2005 (AGM Insd) (a)	5.00	01/01/26	2,670	2,779,283

				36,390,179

Georgia (2.3%)
City of Atlanta, Airport Passenger Facilities Sub-Lien Ser 2004 C (AGM Insd) (a)(c)	5.00%	01/01/33	$5,000	$5,062,750
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2          Invesco Insured Municipal Income Trust

Schedule of Investments
July 31, 2010 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

City of Augusta, Water & Sewer Ser 2004 (AGM Insd) (a)	5.25	10/01/39	2,000	2,084,480

				7,147,230

Hawaii (1.6%)
Hawaii State Department of Budget & Finance, Hawaiian Electric Co., Ser 1999 C (AMT) (AMBAC Insd) (a)	6.20	11/01/29	5,000	5,015,800

Idaho (0.9%)
Idaho Housing & Finance Association, Federal Highway Trust, Ser 2008 A (RANs) (AGC Insd) (a)	5.25	07/15/24	2,500	2,775,725

Illinois (9.7%)
Chicago Transit Authority, Federal Transit Administration Section 5309 Ser 2008 (AGC Insd) (a)	5.25	06/01/25	480	508,234
Chicago Transit Authority, Federal Transit Administration Section 5309 Ser 2008 (AGC Insd) (a)	5.25	06/01/26	1,210	1,272,145
City of Chicago, Project & Refg Ser 2007 A (CR) (FGIC & AGM Insd) (a)(c)	5.00	01/01/37	7,460	7,615,616
City of Chicago, Ser A 2005 (NATL-RE Insd) (a)	5.25	01/01/25	5,000	5,223,600
De Kalb County Community Unit School District No. 428, (AGM Insd) (a)	5.00	01/01/27	1,175	1,255,981
Illinois Finance Authority, Northwestern Memorial Hospital Ser 2009 B	5.375	08/15/24	1,595	1,732,250
Illinois Finance Authority, Swedish American Hospital Ser A (AMBAC Insd) (a)	5.00	11/15/31	2,000	1,899,340
Kendall Kane & Will Counties Community Unit School District No. 308, (AGM Insd) (a)(b)	0.00	02/01/27	6,575	2,866,700
Metropolitan Pier & Exposition Authority, McCormick Place Refg Ser 2002 B (NATL-RE Insd) (a)(g)	0.00	06/15/18	3,000	3,034,590
Metropolitan Pier & Exposition Authority, McCormick Place Ser 2002 A (NATL-RE Insd) (a)	5.25	06/15/42	5,000	5,038,100

				30,446,556

Iowa (1.4%)
State of Iowa, IJOBS Program Ser 2009 A (a)(c)	5.00	06/01/25	2,225	2,460,649
State of Iowa, IJOBS Program Ser 2009 A (a)(c)	5.00	06/01/26	1,665	1,825,489

				4,286,138

Kansas (0.7%)
Kansas Development Finance Authority Hospital Revenue, Adventist Health System Sunbelt Obligated Group Ser 2009 C	5.50	11/15/29	755	817,725
Wyandotte County-Kansas City Unified Government, Utility System Improvement, Ser 2009 A (BHAC Insd) (a)	5.25	09/01/34	1,295	1,383,462

				2,201,187

Kentucky (0.7%)
Kentucky State Property & Buildings Commission, Refg. Project No. 93 Ser 2009 (AGC Insd) (a)	5.25	02/01/28	2,000	2,187,740

Louisiana (1.4%)
Lafayette Consolidated Government, Utilities Ser 2004 (NATL-RE Insd) (a)	5.25	11/01/25	4,000	4,282,800

Massachusetts (4.7%)
Massachusetts Health & Educational Facilities Authority, Boston College Ser M-2	5.50	06/01/30	2,400	2,878,560
Massachusetts Health & Educational Facilities Authority, Harvard University Ser A (c)	5.50	11/15/36	7,925	8,984,732
Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology Ser O (c)	5.50	07/01/36	2,565	2,905,350

				14,768,642

Michigan (0.6%)
Wayne State University, Refg Ser 2008 (AGM Insd) (a)	5.00	11/15/25	760	815,358
Wayne State University, Refg Ser 2008 (AGM Insd) (a)	5.00	11/15/29	960	1,013,933

				1,829,291

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3          Invesco Insured Municipal Income Trust

Schedule of Investments
July 31, 2010 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri (0.8%)
Missouri Joint Municipal Electric Utility Commission, Plum Point (NATL-RE Insd) (a)	5.00%	01/01/26	$2,500	$2,503,425

Nebraska (1.2%)
Nebraska Public Power District, 2003 Ser A (AMBAC Insd) (a)	5.00	01/01/35	3,760	3,824,146

Nevada (3.8%)
County of Clark, Airport Passenger Facilities (AGM Insd) (a)	5.25	07/01/39	2,000	2,045,400
Las Vegas Valley Water District, Ser 2003 A (NATL-RE & FGIC Insd) (a)	5.25	06/01/19	5,080	5,483,200
State of Nevada, Capital Improvement & Cultural Affairs Ser 2008 C (AGM Insd) (a)(c)	5.00	06/01/26	4,000	4,265,240

				11,793,840

New Hampshire (0.4%)
New Hampshire Health & Education Facilities Authority, University System of New Hampshire Ser 2001 (AMBAC Insd) (a)	5.125	07/01/33	1,300	1,310,686

New Jersey (3.2%)
New Jersey Economic Development Authority, School Facilities Construction Ser N-1 (AMBAC Insd) (a)	5.50	09/01/24	1,465	1,685,307
New Jersey Economic Development Authority, Student Housing Project Ser 2010 A	5.875	06/01/42	880	893,376
New Jersey Transportation Trust Fund Authority, Ser 2005 C (NATL-RE Insd) (a)	5.25	06/15/20	4,000	4,395,320
New Jersey Transportation Trust Fund Authority, Ser 2006 C (AGC Insd) (a)(b)	0.00	12/15/26	7,155	3,081,587

				10,055,590

New York (6.4%)
Long Island Power Authority, Ser 2003 C (AGM Insd) (a)	5.00	09/01/28	3,000	3,095,850
New York City Industrial Development Agency, Queens Baseball Stadium Ser 2006 (AMBAC Insd) (a)	5.00	01/01/31	2,000	1,873,480
New York City Industrial Development Agency, Yankee Stadium Ser 2006 (FGIC Insd) (a)	5.00	03/01/46	1,665	1,603,095
New York City Transitional Finance Authority, Ser 2002 C (AMBAC Insd) (a)(d)	5.25	08/01/12	1,735	1,907,025
New York State Dormitory Authority, New York University (AMBAC Insd) (a)	5.50	05/15/29	1,150	1,284,596
Triborough Bridge & Tunnel Authority, Refg 2002 E (NATL-RE Insd) (a)(c)	5.00	11/15/32	10,000	10,446,100

				20,210,146

Ohio (1.0%)
City of Cleveland, Public Power System Ser 2008 B-1 (NATL-RE Insd) (a)(b)	0.00	11/15/26	2,270	990,787
City of Cleveland, Public Power System Ser 2008 B-1 (NATL-RE Insd) (a)(b)	0.00	11/15/28	1,720	660,188
Ohio State Water Development Authority, Pollution Control Facilities Ser 2009 A	5.875	06/01/33	425	469,880
State of Ohio Higher Educational Facility Commission, Summa Health Systems Ser 2010	5.75	11/15/35	900	902,583

				3,023,438

Pennsylvania (6.0%)
Allegheny County Hospital Development Authority, Pittsburgh Mercy Health Ser 1996 (ETM) (AMBAC Insd) (a)	5.625	08/15/18	5,000	5,265,850
City of Philadelphia, Ser 2009 B (AGC Insd) (a)	7.125	07/15/38	875	993,615
City of Philadelphia, Water & Wastewater Ser 1998 (AMBAC Insd) (a)	5.25	12/15/14	5,000	5,716,150
Delaware County Industrial Development Authority, Ser 2005 A (AMT) (NATL-RE & FGIC Insd) (a)	5.00	11/01/37	2,000	2,008,560
Pennsylvania Economic Development Financing Authority, Ser A	3.70	11/01/21	1,800	1,817,136
Pennsylvania Turnpike Commission, Ser 2008 A1 (AGC Insd) (a)	5.00	06/01/25	1,450	1,551,166
Philadelphia School District, Ser 2008 E (BHAC Insd) (a)	5.125%	09/01/23	$1,500	$1,659,975

				19,012,452

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4          Invesco Insured Municipal Income Trust

Schedule of Investments
July 31, 2010 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Puerto Rico (1.1%)
Puerto Rico Sales Tax Financing Corp., Ser 2009 A	5.00	08/01/11	1,420	1,487,876
Puerto Rico Sales Tax Financing Corp., Ser 2010 C	5.25	08/01/41	2,050	2,060,291

				3,548,167

Rhode Island (3.4%)
Rhode Island Depositors Economic Protection Corp., Refg. Ser 1993 B (ETM) (NATL-RE Insd) (a)	6.00	08/01/17	10,000	10,778,700

South Carolina (5.3%)
Medical University Hospital Authority, Mtge Ser 2004 A (NATL-RE & FHA Insd) (a)	5.25	02/15/25	1,500	1,571,010
South Carolina State Public Service Authority, Santee Cooper Ser 2003 A (AMBAC Insd) (a)(c)	5.00	01/01/22	10,000	10,888,100
South Carolina State Public Service Authority, Santee Cooper Ser 2006 A (NATL-RE Insd) (a)	5.00	01/01/36	4,000	4,146,680

				16,605,790

Texas (19.4%)
Amarillo Health Facilities Corp., Baptist St. Anthony’s Hospital Ser 1998 (AGM Insd) (a)	5.50	01/01/16	3,020	3,208,418
Amarillo Health Facilities Corp., Baptist St. Anthony’s Hospital Ser 1998 (AGM Insd) (a)	5.50	01/01/17	5,075	5,381,175
Capital Area Cultural Education Facilities Finance Corp., Roman Catholic Diocese Ser 2005 B	6.125	04/01/45	900	909,387
City of Houston, Combined Utility First Lien Refg 2004 Ser A (NATL-RE & FGIC Insd) (a)	5.25	05/15/23	5,435	5,955,945
City of Houston, Ser 2001 B (AGM Insd) (a)	5.50	03/01/17	4,000	4,116,520
City of San Antonio, Water & Refg Ser 2002 A (AGM Insd) (a)	5.00	05/15/32	3,000	3,069,630
Dallas-Fort Worth International Airport Facilities Improvement Corp., Ser 2003 A (AMT) (AGM Insd) (a)(c)	5.38	11/01/22	9,000	9,319,770
Friendswood Independent School District, Schoolhouse Ser 2008 (PSF-GTD)	5.00	02/15/27	1,000	1,093,460
Harris County, Health Facilities Development Corp., Thermal Utilities, Revenue Bonds, (AGC Insd) (a)	5.25	11/15/24	2,160	2,354,378
Houston Community College System, Senior Lien Student Fee Ser 2008 (AGM Insd) (a)	5.00	04/15/25	1,175	1,277,389
Houston Community College System, Senior Lien Student Fee Ser 2008 (AGM Insd) (a)	5.00	04/15/26	330	356,001
Houston, Hotel Occupancy, Revenue Bonds, (AGM & AMBAC Insd) (a)(b)	0.00	09/01/26	3,975	1,724,315
Lower Colorado River Authority, Refg Ser 1999 A (NATL-RE Insd) (a)	5.00	05/15/31	8,320	8,449,293
Lower Colorado River Authority, Refg Ser 2001 A (AGM Insd) (a)	5.00	05/15/26	4,135	4,171,471
North Texas Tollway Authority, Refg Ser 2008 D (AGC Insd) (a)(b)	0.00	01/01/28	8,200	3,230,308
North Texas Tollway Authority, Refg Ser 2008 D (AGC Insd) (a)(b)	0.00	01/01/31	1,775	582,715
Texas State Turnpike Authority, Ser 2002 A (AMBAC Insd) (a)	5.50	08/15/39	4,000	4,043,680
Victoria Independent School District, Ser 2008 (PSF-GTD)	5.00	02/15/24	1,510	1,688,995

				60,932,850

Utah (1.7%)
Intermountain Power Agency, Ser 2003 A (AGM Insd) (a)	5.00	07/01/21	5,000	5,462,700

Virginia (1.1%)
Richmond Metropolitan Authority, Refg Ser 2002 (NATL-RE & FGIC Insd) (a)	5.25	07/15/22	3,000	3,303,480

Washington (11.7%)
City of Seattle, Water Refg 2003 (NATL-RE Insd) (a)	5.00	09/01/23	2,870	3,110,965
County of King, Sewer Refg 2001 (NATL-RE & FGIC Insd) (a)	5.00%	01/01/31	$3,000	$3,039,870
Cowlitz County Public Utility District No. 1, Production Ser 2006 (NATL-RE Insd) (a)	5.00	09/01/31	6,000	6,105,180
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5          Invesco Insured Municipal Income Trust

Schedule of Investments
July 31, 2010 (unaudited)

				Principal
	Interest	Maturity		Amount
	Rate	Date		(000)	Value

Port of Seattle, Passenger Facility Ser 1998 A (NATL-RE Insd) (a)	5.00	12/01/23		4,455	4,464,534
Port of Seattle, Ser 2000 B (AMT) (NATL-RE Insd) (a)	5.625	02/01/24		5,000	5,006,400
Spokane County School District No. 81, Ser 2005 (NATL-RE Insd) (a)	5.125	12/01/23		2,500	2,699,050
State of Washington, Motor Vehicle Fuel Tax, Ser 2004 F (AMBAC Insd) (a)(b)	0.00	12/01/29		4,300	1,761,194
State of Washington, Various Purpose Ser 2010 A (c)	11.092	02/01/17		2,660	8,704,989
Washington Health Care Facilities Authority, Kadlec Medical Center Ser 2006 A (AGC Insd) (a)	5.00	12/01/30		2,000	2,030,240

					36,922,422

West Virginia (1.5%)
West Virginia Economic Development Authority, Solid Waste Disposable Facility Ser 2010 A	5.375	12/01/38		1,800	1,807,650
West Virginia Water Development Authority, Loan Program II Refg Ser 2003 B (AMBAC Insd) (a)	5.25	11/01/23		2,900	3,058,746

					4,866,396

Wisconsin (0.8%)
State of Wisconsin, Ser 2009 A	5.625	05/01/28		2,335	2,589,071

Total Municipal Obligations (Cost $447,231,841)					464,590,188

Total Investments (Cost $447,231,841)			147.8%		464,590,188
Other Assets Less Liabilities			1.8		5,687,798
Floating Rate Note and Dealer Trusts Obligations Related to Securities Held
Notes with interest rates ranging from 0.27% to 0.43% at 07/31/10 and contractual maturities of collateral ranging from 01/01/22 to 10/01/37 (h)			(23.5)		(73,890,678)
Preferred Shares of Beneficial Interest			(26.1)		(82,056,958)

Net Assets Applicable to Common Shareholders			100.0%		$314,330,350

Investment Abbreviations:

AGC	Assured Guaranty Corporation.

AGM	Assured Guaranty Municipal Corporation.

AMBAC	AMBAC Assurance Corporation.

AMT	Alternative Minimum Tax.

BHAC	Berkshire Hathaway Assurance Corporation.

COP	Certificates of Participation.

CR	Custodial Receipts.

ETM	Escrowed to Maturity.

FGIC	Financial Guaranty Insurance Company.

FHA	Federal Housing Administration.

NATL-RE	National Public Finance Guarantee Corporation.

PSF	Texas Permanent School Fund Guarantee Program.

RANs	Revenue Anticipation Notes.

XLCA	XL Capital Assurance Inc.

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Capital appreciation bond.

(c)	Underlying security related to inverse floater entered into by the Fund

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2010.

(f)	Security is considered a cash equivalent.

(g)	Security is a “step-up” bond where the coupon increases on a predetermined future date.

(h)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at July 31, 2010. At July 31, 2010, the Fund’s investments with a value of $127,352,687 are held by the Dealer Trusts and serve as collateral for the $73,890,678 in floating rate note and dealer trust obligations outstanding at that date.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6          Invesco Insured Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — The Fund may invest up to 20% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
Invesco Insured Municipal Income Trust

     The value of, payment of interest on, repayment of principal for and the ability of the Fund to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers in which the Fund invests are located.
     Many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
E.	Floating Rate Obligations Related to Securities Held — The Fund enters into transactions in which it transfers to Special Purpose Trusts established by a Broker Dealer (“Dealer Trusts”) fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund may enter into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption “Floating rate note and dealer trust obligations” on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption “Interest” and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts under the caption “Interest and residual trust expenses” on the Statement of Operations. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of July 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$464,590,188	$—	$464,590,188

NOTE 3 — Investment Securities
Invesco Insured Municipal Income Trust

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$17,147,228
Aggregate unrealized (depreciation) of investment securities	(3,139,501)

Net unrealized appreciation of investment securities	$14,007,727

Cost of investments for tax purposes is $450,582,461.
Invesco Insured Municipal Income Trust

Item 2. Controls and Procedures.
(a)	As of September 16, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of , September 16, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Insured Municipal Income Trust

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: September 29, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: September 29, 2010

By:	/s/ Philip A. Taylor
Sheri Morris
Principal Financial Officer
Date: September 29, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.